RELATED PARTY TRANSACTIONS (Details) - USD ($)													1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 24, 2024	Feb. 13, 2024	Jan. 31, 2024	Jan. 25, 2024	Nov. 21, 2023	Nov. 01, 2023	Oct. 05, 2023	Oct. 04, 2023	Oct. 06, 2022	Nov. 12, 2021	Nov. 08, 2021	Nov. 03, 2021	Jan. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 21, 2025	Jan. 22, 2024	Aug. 17, 2023	May 05, 2023	Feb. 02, 2023	Oct. 24, 2022	Jun. 07, 2021
RELATED PARTY TRANSACTIONS
Advances from related parties															$ 338,218		$ 338,506	$ 146,322
Other Liability, Current, Related Party [Extensible Enumeration]															Related party		Related party	Related party
Principal amount bridge note exchanged with common stock					$ 600,000
Amortizable debt discount					66,667
Common stock, par value (in dollars per share)															$ 0.0001		$ 0.0001	$ 0.0001
Note payable, net of discount															$ 220,000		$ 220,000	$ 407,131
Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Advances from related parties															$ 592,800		$ 117,871	$ 43,900
Other Liability, Current, Related Party [Extensible Enumeration]															Related party		Related party	Related party
Proceeds held in trust account used to repay working capital loans															$ 0		$ 0
Repayment of promissory note - related party																	$ 21,066
Default interest															$ 20,296
Number of shares per warrant															1		1
Warrants, exercise price															$ 11.50		$ 11.50
Maximum value of shares agreed to be purchased					$ 50,000,000
Period to fulfill shares agreed to be purchased					36 months
Digital Health Acquisition Corp. | iDoc
RELATED PARTY TRANSACTIONS
Debt instrument to be converted after closing business combination		$ 600,000
Digital Health Acquisition Corp. | VSee
RELATED PARTY TRANSACTIONS
Debt instrument to be converted after closing business combination		600,000
Promissory note - M2B | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount								$ 165,000
Interest expenses- Bridge Note															$ 2,496		$ 22,958
Default interest															20,296
Note payable, net of discount																	167,958
Bridge Notes
RELATED PARTY TRANSACTIONS
Interest expenses- Bridge Note														$ 16,484			50,731
Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Interest expenses- Bridge Note															51,036	$ 133,138	429,007	$ 125,980
Default interest					$ 1,579,927			$ 1,579,927									1,579,927
Number of warrants issued																		173,913
Issuance of shares, net of offering cost (in shares)																		30,000
Additional Bridge Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Interest expenses- Bridge Note																	12,642
Note payable, net of discount																	102,726
Exchange Note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Note payable, net of discount															2,814,359		2,621,558
Exchange Note | Digital Health Acquisition Corp. | Subsequent Event
RELATED PARTY TRANSACTIONS
Aggregate principal amount	$ 3,000,000
Original issue discount (in percent)	7.00%
Sponsor Affiliates | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Advances from related parties															592,800		117,871
Sponsor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Sponsor paid of expenses											$ 402,936
Advances from related parties																	117,871
Affiliate of the sponsor | Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Annual fixed rate (as a percent)								10.00%
Affiliate of the sponsor | Promissory note - M2B | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Purchase price								$ 150,000
Legal fee								5,000
Amortizable debt discount								15,000
Offering costs								$ 5,000
Repayment of promissory note - related party													$ 190,750
Interest expenses- Bridge Note															22,792		22,958
Note payable, net of discount																	167,958
Affiliate of the sponsor | Promissory note - M2B | Digital Health Acquisition Corp. | Subsequent Event
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party			$ 190,750
Bridge Investor | Exchange Note | Digital Health Acquisition Corp. | Subsequent Event
RELATED PARTY TRANSACTIONS
Aggregate principal amount	$ 2,523,744.29
Promissory Note with Related Party | Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note																					$ 315,000
Promissory Note with Related Party | Sponsor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount																								$ 350,000
Maximum borrowing capacity of related party promissory note																									$ 625,000
Repayment of promissory note - related party										$ 602,720
Promissory Note with Related Party | Sponsor | Digital Health Acquisition Corp. | Series A Preferred Stock
RELATED PARTY TRANSACTIONS
Principal amount bridge note exchanged with common stock					350,000
Promissory Note with Related Party | Affiliate of the sponsor | Digital Health Acquisition Corp. | Series A Preferred Stock
RELATED PARTY TRANSACTIONS
Principal amount bridge note exchanged with common stock					765,000
Promissory Note with Related Party | Affiliate of the sponsor | Unsecured promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount																							$ 250,000
Promissory Note with Related Party | Affiliate of the sponsor | Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount																					565,000	$ 200,000
Annual fixed rate (as a percent)																						10.00%
Promissory Note with Related Party | SCS Capital Partners LLC | Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note																					$ 315,000
Unsecured promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount			190,750										190,750							$ 165,000
Aggregate purchase price				$ 55,556
Unsecured promissory note | Digital Health Acquisition Corp. | Subsequent Event
RELATED PARTY TRANSACTIONS
Aggregate principal amount			$ 190,750										$ 190,750							$ 165,000
Aggregate purchase price				$ 55,556
Administrative Services Agreement | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Expenses per month												$ 10,000
Due to related parties included in accrued expenses															55,500		90,550	$ 10,550
Administrative Services Agreement | Affiliate of the sponsor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Administrative fees expense															30,000	$ 30,000	120,000	120,000
Working capital loans | Working capital loans | Related party | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Advances from related parties															0		0	$ 0
Bridge Securities Purchase Agreement | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Amortizable debt discount									$ 443,665
Issuance of shares, net of offering cost (in shares)									30,000
Bridge Securities Purchase Agreement | Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount									$ 2,222,222
Annual fixed rate (as a percent)									10.00%
Interest expenses- Bridge Note																	429,007
Bridge Securities Purchase Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount							$ 2,222,222
Original issue discount (in percent)							10.00%
Bridge Securities Purchase Agreement | Bridge Warrants | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Number of warrants issued									173,913
Number of shares per warrant									1
Warrants, exercise price									$ 11.50
Bridge Securities Purchase Agreement | Bridge Warrants | Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Original issue discount (in percent)									10.00%
Bridge Securities Purchase Agreement | Bridge Warrants | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Number of warrants issued							173,913
Number of shares per warrant							1
Warrants, exercise price							$ 11.50
Issuance of shares, net of offering cost (in shares)							30,000
Bridge Letter Agreement | Bridge Investor | Additional Bridge Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 166,667
Annual fixed rate (as a percent)					8.00%
Interest expenses- Bridge Note															3,062		12,642
Original issue discount (in percent)					10.00%
Conversion price					$ 10.00
Aggregate subscription amount					$ 150,000
Notes purchased on the date of signing					111,111
Notes purchased on the later date					$ 55,556
Common stock, par value (in dollars per share)					$ 0.0001
Bridge Letter Agreement | Bridge Investor | Additional Bridge Promissory note | Digital Health Acquisition Corp. | Subsequent Event
RELATED PARTY TRANSACTIONS
Notes purchased on the date of signing																			$ 111,111
Exchange Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp. | iDoc
RELATED PARTY TRANSACTIONS
Nonexchangeable principal amount of note					$ 600,000
Exchange Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp. | VSee
RELATED PARTY TRANSACTIONS
Nonexchangeable principal amount of note					600,000
Exchange Agreement | Bridge Investor | Exchange Note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 2,523,744										$ 2,523,744		$ 2,523,744
Annual fixed rate (as a percent)					8.00%										8.00%		8.00%
Interest expenses- Bridge Note															$ 51,036		$ 22,433
Conversion price					$ 10.00										$ 10		$ 10
Conversion Securities Purchase Agreement | Digital Health Acquisition Corp. | iDoc
RELATED PARTY TRANSACTIONS
Aggregate principal amount		585,000			$ 585,000
Conversion Securities Purchase Agreement | Affiliate of the sponsor | Digital Health Acquisition Corp. | Series A Preferred Stock | iDoc | Whacky
RELATED PARTY TRANSACTIONS
Principal amount bridge note exchanged with common stock					300,000	$ 300,000
Conversion Securities Purchase Agreement | Affiliate of the sponsor | Digital Health Acquisition Corp. | Series A Preferred Stock | VSee | Whacky
RELATED PARTY TRANSACTIONS
Principal amount bridge note exchanged with common stock					220,000
Conversion Securities Purchase Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp. | iDoc
RELATED PARTY TRANSACTIONS
Principal amount bridge note exchanged with common stock		600,000
Conversion Securities Purchase Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp. | iDoc | Subsequent Event
RELATED PARTY TRANSACTIONS
Principal amount bridge note exchanged with common stock		600,000
Conversion Securities Purchase Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp. | VSee
RELATED PARTY TRANSACTIONS
Principal amount bridge note exchanged with common stock		600,000
Conversion Securities Purchase Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp. | VSee | Subsequent Event
RELATED PARTY TRANSACTIONS
Principal amount bridge note exchanged with common stock		$ 600,000
Quantum Purchase Agreement | Quantum Investor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 3,000,000
Original issue discount (in percent)					7.00%